BORROWINGS	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
BORROWINGS	BORROWINGS
In December 2020, the Group entered into a term loan agreement with an investor, pursuant to which it borrowed 8% bearing an interest rate of $6,000 and due in December 2022, which was used, in part, to redeem the remaining outstanding senior secured bonds due in 2021. The term loan was secured with the shares in the Group's subsidiaries. The term loan was accounted for at amortized cost using the effective interest method. The transaction costs directly attributable to the issuance were $66 and are capitalized as part of the initial carrying amount of the term loan and subsequently amortized into profit or loss over its term through the application of the effective interest method. For the years ended December 31, 2022 and 2021, the Group paid interest of $458 and $509, respectively, on the term loan. The term loan was repaid in full during December 2022.

Below is the movements of the Company’s term loan during the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
As at January 1, at fair value	—	5,944
Interest accrued (Note 20)	—	464
Amortization of issuance costs	—	31
Interest paid	—	(458)
Repayment of principal	—	(6,000)
Translation differences	—	19
As at December 31, at fair value	—	—